ACQUISITIONS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITIONS
Spanish CSP Portfolio
On February 11, 2020, the company, through its investment in TerraForm Power, completed the acquisition of 100% of a portfolio of two concentrated solar power facilities (together, “Spanish CSP Portfolio”) located in Spain with a combined nameplate capacity of approximately 100 MW. The purchase price of this acquisition, including working capital adjustments, was €111 million ($121 million). The total acquisition costs of $1 million were expensed as incurred and have been classified under Other in the consolidated statement of income (loss).
This investment was accounted for using the acquisition method, and the results of operations have been included in the audited annual consolidated financial statements since the date of the acquisition. If the acquisition had taken place at the beginning of the year, the revenue from the Spanish CSP Portfolio would have been $99 million for the year ended December 31, 2020.
The purchase price allocation, at fair value, with respect to the acquisition is as follows:

(MILLIONS)	Spanish CSP Portfolio
Cash and cash equivalents	$22
Restricted cash	27
Trade receivables and other current assets	33
Property, plant and equipment, at fair value	661
Deferred tax assets	14
Other non-current assets	8
Current liabilities	(17)
Financial instruments	(148)
Non-recourse borrowings	(475)
Decommissioning liabilities	(23)
Other long-term liabilities	(22)
Fair value of identifiable net assets acquired	80
Goodwill	41
Purchase price	$121
Completed in 2019
United States Distributed Generation Portfolio (“DG Portfolio”)
On September 26, 2019, the company acquired a 100% interest in a 320 MW distributed generation portfolio of renewable energy facilities in the United States, for total consideration of $735 million. The total acquisition costs of $5 million were expensed as incurred and have been classified under Other in the consolidated statement of income (loss).
This investment was accounted for using the acquisition method, and the results of operations have been included in the consolidated financial statements since the date of the acquisition. If the acquisition had taken place at the beginning of the year, the revenue from the DG Portfolio would have been $67 million for the year ended December 31, 2019.
The purchase price allocations, at fair value, with respect to the acquisition is as follows:

(MILLIONS)	DG Portfolio
Cash	$3
Trade receivables and other current assets	47
Property, plant and equipment, at fair value	753
Current liabilities	(8)
Decommissioning liabilities	(33)
Other long-term liabilities	(27)
Fair value of net assets acquired	$735